Stock-Based Compensation - Restricted Stock Unit Issuance (Details) - USD ($)			12 Months Ended
	Sep. 27, 2022	Sep. 09, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 11,289,000	$ 2,538,000
Restricted stock unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award issued		9,500,000
Vesting percentage		50.00%
Quarterly revenue threshold for vesting		$ 29,000
Adjusted EBITDA threshold for vesting		$ 5,000,000.0
Total fair value	$ 4,300,000
Stock-based compensation expense			$ 0
Restricted stock unit | Vest upon achieving $15.0 million in quarterly revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.33%
Vesting period		2 years
Service based restricted stock unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award issued		4,750,000
Performance-based earnout shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award issued		4,750,000
Quarterly revenue threshold for vesting		$ 15,000,000.0